Receivables and Other Assets - Summary of Trade Accounts and Notes Receivable (Detail) - KRW (₩) ₩ in Millions	Dec. 31, 2017	Dec. 31, 2016
Disclosure of financial assets [Line Items]
Trade accounts and notes receivable, net	₩ 4,325,120	₩ 4,957,993
Related parties [member]
Disclosure of financial assets [Line Items]
Trade accounts and notes receivable, net	1,049,218	1,041,822
Trade, net [member]
Disclosure of financial assets [Line Items]
Trade accounts and notes receivable, net	₩ 3,275,902	₩ 3,916,171